Commitments and Contingencies (Details) - Schedule of capital commitments	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of capital commitments [Abstract]
Contracted and authorized	$ 69,399,168	¥ 440,851,273	$ 63,193,611	¥ 440,851,273